RELATED PARTY TRANSACTIONS, Administrative Support Agreement (Q1) (Details) - Sponsor [Member] - Administrative Support Agreement [Member] - USD ($)		3 Months Ended	6 Months Ended
	Sep. 14, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related party expense		$ 30,000	$ 40,000
Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000